STOCKHOLDERS' EQUITY (Details) - Class of Stock [Domain] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options Outstanding
Balance Beginning	2,609,811	163,971	1,471,699
Granted	786,696	2,536,935	0
Exercised	(55,548)	0	0
Cancelled	0	(91,095)	(1,307,728)
Balance ending	3,340,959	2,609,811	163,971	1,471,699
Stock Options Exercisable
Balance beginning	459,437	83,123	332,861
Granted	786,696
Exercised	(55,548)	0	0
Cancelled	0
Balance ending	1,360,374	459,437	83,123	332,861
Weighted Average Exercise Price Outstanding
Balance - December 31, 2014	$ 0.38	$ 0.05	$ 0.05
Granted	1.00	0.53	0
Exercised	0	0	0
Cancelled	0	0	0
Balance ending	0.62	0.38	0.05	$ 0.05
Weighted Average Exercise Price Exercisable
Balance beginning	0.17	0.05	0.05
Granted	1.00
Exercised	0	0	0
Cancelled	0	0	0
Balance ending	0.31	0.17	0.05	0.05
Weighted Average Fair Value Vested
Balance beginning	0.17	0.05	0.05
Granted	0.38	0	0
Exercised	0	0	0
Cancelled	0	0	0
Balance ending	$ 0.31	$ 0.17	$ 0.05	$ 0.05
Weighted Average Contractual Life (Years)
Granted	1 year 3 months 7 days
Exercised
Cancelled
Balance	7 years 6 months 18 days	9 years 6 months 25 days	8 years 3 months 4 days	9 years 3 months 4 days
Weighted Average Aggregate Intrinsic Value
Balance beginning	$ 1,174,741	$ 34,434	$ 0
Granted	0
Exercised	0
Cancelled	0
Balance ending	$ 2,458,311	$ 1,174,741	$ 34,434	$ 0